Subsequent Event (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 25, 2022	Mar. 24, 2022	Dec. 31, 2021	Nov. 30, 2021	May 18, 2021	Apr. 10, 2019
Subsequent Event [Line Items]
Amount of shares repurchased				$ 164.9	$ 175.0	$ 175.0
Convertible Senior Notes due 2024
Subsequent Event [Line Items]
Principal amount							$ 275.0
Interest rate (as a percent)							1.625%
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of shares repurchased		$ 80.0	$ 175.0
Principal amount	$ 108.7
Subsequent Event [Member] | Convertible Senior Notes due 2024
Subsequent Event [Line Items]
Principal amount	$ 166.3
Interest rate (as a percent)	1.625%